CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS

	As of December 31,
	2023	2022
	US$’000	US$’000
Cash on hand and cash at banks	37,970	54,017
Balances per statement of cash flows	37,970	54,017